Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of foreign exchange result - EUR (€)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Foreign exchange result
Foreign exchange income	€ 6,924,697	€ 5,569,836	€ 3,656,922
Foreign exchange expense	(4,482,399)	(3,605,701)	(4,433,435)
Total	€ 2,442,298	€ 1,964,135	€ (776,513)